UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	06/30
Date of reporting period:	06/30/2012

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus BASIC
California Municipal
Money Market Fund

ANNUAL REPORT June 30, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
24	Important Tax Information
25	Information About the Renewal of the Fund’s Investment Management Agreement
30	Board Members Information
32	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
California Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC California Municipal Money Market Fund, covering the 12-month period from July 1, 2011, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After posting sharp declines at the start of the reporting period, many investments gained value over the fall of 2011 and in early 2012, when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, stocks and higher yielding bonds gave back some of their previous gains, while yields of U.S. Treasury securities declined to levels not seen since the 1940s. In contrast, yields of money market instruments remained near historical lows as the Federal Reserve Board left its target for short-term interest rates unchanged and prevailing yields remained low.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, potentially setting the stage for a stronger economic rebound in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2011, through June 30, 2012, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended June 30, 2012, Dreyfus BASIC California Municipal Money Market Fund produced a yield of 0.00%. Taking into account the effects of compounding, the fund produced an effective yield of 0.00%.1

The U.S. economic recovery proved erratic during the reporting period, but yields of tax-exempt money market instruments remained stable near zero percent as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged at historically low levels.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal and California state personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal bond obligations that provide income exempt from federal and California state income taxes.We also actively manage the fund’s weighted verage maturity in anticipation of interest-rate and supply-and-demand changes in California’s short-term municipal marketplace.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities, if they become available.This is due to the fact that yields tend to rise if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

may increase the fund’s average weighted maturity to maintain current yields for as long as we deem practical. At other times, we try to maintain a neutral average weighted maturity.

Economic Sentiment Shifted, but Yields Remained Low

The reporting period began amid heightened volatility in most financial markets, as investors responded nervously to a sovereign debt crisis in Europe, disappointing U.S. economic data and a contentious political debate regarding government spending and borrowing that culminated in the unprecedented downgrade of long-term U.S. debt securities by a major bond rating agency.

The macroeconomic picture brightened in the fall when the European Union appeared to take credible steps to address the region’s problems and the U.S. unemployment rate dropped sharply. However, disappointing U.S. economic news and renewed concerns in Europe in the spring of 2012 reduced expectations for a more robust recovery. Despite these changes in the economic outlook, the Fed maintained the policy stance it first established in December 2008, leaving the overnight federal funds rate in a range between 0% and 0.25%, and municipal money market yields remained near zero percent over the first half of 2012.

Demand for municipal money market instruments proved robust during the reporting period. Narrow yield differences along the market’s maturity range and attractive after-tax yields compared to taxable money market instruments attracted individual investors as well as institutions that typically participate in taxable and longer term bond markets. Consequently, yields of variable-rate demand notes (VRDNs) remained in a relatively narrow trading range. Meanwhile, the supply of newly issued tax-exempt money market instruments remained relatively steady as highly rated banks filled a gap left by struggling European financial institutions in issuing the letters of credit that typically backVRDNs.

From a credit-quality perspective, California has continued to struggle with large budget deficits and disappointing tax revenues.Although the state has made some progress in shoring up its fiscal condition, a recent court ruling could weaken prospects for further improvement.

4

A Credit-Conscious Investment Posture

We continued to maintain a careful and well-researched approach to credit selection.We emphasized state general obligation bonds; essential service revenue bonds issued by water, sewer and electric enterprises; and certain local credits from issuers with strong financial positions and stable tax bases.We generally continued to shy away from instruments issued by localities that depend heavily on state aid, and we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Outlook Clouded by Economic Uncertainty

We are cautiously optimistic regarding the prospects for economic growth over the remainder of 2012. Strains in the global financial markets have continued to pose significant challenges, but the Fed expects a moderate pace of economic growth and a gradually declining unemployment rate. In addition, the Fed has signaled repeatedly that it is prepared to maintain short-term interest rates near current levels through late 2014.With money market yields likely to remain near historical lows for some time to come, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

July 16, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

Expenses paid per $1,000†	$1.29
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

Expenses paid per $1,000†	$1.31
Ending value (after expenses)	$1,023.57

† Expenses are equal to the fund’s annualized expense ratio of .26%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC California Municipal Money Market Fund from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

6

STATEMENT OF INVESTMENTS
June 30, 2012

Short-Term	Coupon	Maturity	Principal
Investments—110.7%	Rate (%)	Date	Amount ($)		Value ($)
ABAG Finance Authority for
Nonprofit Corporations,
Revenue, Refunding (Schools
of the Sacred Heart—San
Francisco) (LOC; Bank of America)	0.31	7/7/12	2,000,000	[a,b]	2,000,000
Antelope Valley Community College
District, GO Notes, TRAN	2.00	11/30/12	1,000,000	[b]	1,006,936
California,
GO Notes (LOC; JPMorgan
Chase Bank)	0.16	7/1/12	3,800,000	[a]	3,800,000
California Enterprise Development
Authority, IDR (JBR, Inc.
Project) (LOC; U.S. Bank NA)	0.20	7/7/12	6,000,000	[a]	6,000,000
California Enterprise Development
Authority, Recovery Zone
Facility Revenue (Regional
Properties, Inc. Project)
(LOC; FHLB)	0.20	7/7/12	1,600,000	[a]	1,600,000
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West Loan Program)
(LOC; Citibank NA)	0.24	7/7/12	4,400,000	[a]	4,400,000
California Infrastructure and
Economic Development Bank, IDR
(Bonny Doon Winery, Inc.
Project) (LOC; Comerica Bank)	0.29	7/7/12	2,720,000	[a]	2,720,000
California Infrastructure and
Economic Development Bank,
Revenue (Goodwill Industries
of Orange County, California)
(LOC; Wells Fargo Bank)	0.23	7/7/12	900,000	[a]	900,000
California Infrastructure and
Economic Development Bank,
Revenue (Southern California
Public Radio Project) (LOC;
JPMorgan Chase Bank)	0.17	7/1/12	1,810,000	[a]	1,810,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Pacific
Gas and Electric Company) (LOC;
Sumitomo Mitsui Banking Corp.)	0.15	7/1/12	1,800,000	[a]	1,800,000

The Fund	7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California Pollution Control
Financing Authority, SWDR
(Athens Services Project)
(LOC; Wells Fargo Bank)	0.18	7/7/12	6,100,000	[a]	6,100,000
California Pollution Control
Financing Authority, SWDR
(Crown Disposal Company, Inc.
Project) (LOC; Union Bank NA)	0.21	7/7/12	2,825,000	[a]	2,825,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.25	7/7/12	1,600,000	[a]	1,600,000
California Pollution Control
Financing Authority, SWDR
(Northern Recycling and Waste
Services, LLC Project) (LOC;
Union Bank NA)	0.25	7/7/12	2,430,000	[a]	2,430,000
California Pollution Control
Financing Authority, SWDR
(Pena’s Disposal, Inc.
Project) (LOC; Comerica Bank)	0.25	7/7/12	1,725,000	[a]	1,725,000
California Pollution Control
Financing Authority, SWDR (South
Tahoe Refuse Company, Inc.
Project) (LOC; Union Bank NA)	0.25	7/7/12	855,000	[a]	855,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.25	7/7/12	1,500,000	[a]	1,500,000
California School Cash Reserve
Program Authority, Revenue	2.00	12/31/12	4,000,000	[b]	4,029,963
California School Cash Reserve
Program Authority, Revenue	2.00	12/31/12	100,000	[b]	100,744
California School Cash Reserve
Program Authority, Revenue	2.00	2/1/13	2,500,000	[b]	2,520,225
California School Cash Reserve
Program Authority, Revenue	2.00	4/26/13	4,000,000	[b]	4,049,440
California Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project) (P-FLOATS Series
PT-4184) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.42	7/7/12	2,250,000	[a,c,d]	2,250,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California Statewide Communities
Development Authority, MFHR
(Olen Jones Senior Apartments
Project) (LOC; Citibank NA)	0.27	7/7/12	860,000	[a]	860,000
California Statewide Communities
Development Authority, Revenue
(Goodwill of Santa Cruz) (LOC;
Wells Fargo Bank)	0.23	7/7/12	1,640,000	[a]	1,640,000
California Statewide Communities
Development Authority, Revenue
(Metropolitan Area Advisory
Committee Project) (LOC;
Bank of America)	0.51	7/7/12	1,225,000	[a]	1,225,000
California Statewide Communities
Development Authority,
Revenue (Tiger Woods
Learning Center Foundation)
(LOC; Bank of America)	0.58	7/7/12	2,450,000	[a,b]	2,450,000
Los Angeles County Schools Pooled
Financing Program, Pooled TRAN
Participation Certificates (Certain
Los Angeles County Schools and
Community College Districts)	2.00	1/31/13	3,200,000	[b]	3,228,819
Orange County Irvine Coast
Assessment District Number
88-1, Limited Obligation
Improvement Bonds (LOC;
Sumitomo Mitsui Banking Corp.)	0.18	7/7/12	1,865,000	[a]	1,865,000
Ravenswood City School District,
GO Notes, TRAN	1.00	2/4/13	1,000,000		1,003,800
Redwood City School District,
GO Notes, TRAN	2.00	10/1/12	1,500,000		1,506,089
Sacramento City Financing
Authority, Revenue, Refunding
(Master Lease Program
Facilities) (P-FLOATS Series
PT-4698) (Liquidity Facility;
Bank of America and LOC;
Bank of America)	0.43	7/7/12	2,815,000	[a,c,d]	2,815,000
Sacramento County Housing
Authority, MFHR, Refunding
(Stonebridge Apartments)
(LOC; FNMA)	0.29	7/7/12	3,900,000	[a]	3,900,000

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
San Diego County,
COP (Burnham Institute for
Medical Research) (LOC;
Bank of America)	0.31	7/7/12	1,090,000	[a]	1,090,000
San Diego County and San Diego
County School Districts, TRAN,
Program Note Participations	2.00	4/30/13	1,000,000	[b]	1,014,030
San Francisco Bay Area Rapid
Transit District, Sales Tax
Revenue, Refunding	5.00	7/1/12	125,000		125,015
San Jose Redevelopment Agency,
MFHR (101 San Fernando
Apartments) (Citigroup ROCS,
Series RR II R-13102CE)
(Liquidity Facility; Citibank
NA and LOC; Citibank NA)	0.28	7/7/12	4,225,000	[a,c,d]	4,225,000
Vacaville,
MFMR (Quail Run Apartments)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.20	7/7/12	400,000	[a]	400,000
Western Placer Unified School
District, GO Notes, TRAN	2.00	10/4/12	1,000,000	[b]	1,003,532
Westminster Redevelopment Agency,
MFHR (Brookhurst Royale Senior
Assisted Living Project) (LOC;
Union Bank NA)	0.65	7/7/12	235,000	[a]	235,000
Woodland Finance Authority,
Water Revenue, CP (Liquidity
Facility; Union Bank NA)	0.32	7/5/12	2,100,000		2,100,000

Total Investments (cost $86,708,593)			110.7%		86,708,593

Liabilities, Less Cash and Receivables			(10.7%)		(8,373,125)

Net Assets			100.0%		78,335,468

a	Variable rate demand note—rate shown is the interest rate in effect at June 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	At June 30, 2012, the fund had $21,403,689 or 27.3% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c	Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2012, these securities amounted to $9,290,000 or 11.9% of net assets.
d	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

10

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	87.0
F2		VMIG2, MIG3, P2		SP2, A2	7.8
AAA,AA,Ae		Aaa,Aa,Ae		AAA,AA,Ae	5.2
					100.0

†	Based on total investments.
e	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	86,708,593	86,708,593
Cash		139,210
Interest receivable		94,126
		86,941,929
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		18,964
Payable for investment securities purchased		8,587,495
Dividend payable		2
		8,606,461
Net Assets ($)		78,335,468
Composition of Net Assets ($):
Paid-in capital		78,335,468
Net Assets ($)		78,335,468
Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		78,335,867
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Year Ended June 30, 2012

Investment Income ($):
Interest Income	253,764
Expenses:
Management fee—Note 2(a)	430,704
Trustees’ fees—Note 2(a,b)	5,449
Total Expenses	436,153
Less—reduction in expenses due to undertaking—Note 2(a)	(177,056)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a)	(5,449)
Net Expenses	253,648
Investment Income—Net	116
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	298
Net Increase in Net Assets Resulting from Operations	414

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended June 30,
	2012	2011
Operations ($):
Investment income—net	116	5,091
Net realized gain (loss) on investments	298	175
Net Increase (Decrease) in Net Assets
Resulting from Operations	414	5,266
Dividends to Shareholders from ($):
Investment income—net	(988)	(5,091)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	283,057,006	273,610,145
Dividends reinvested	275	1,536
Cost of shares redeemed	(290,775,142)	(283,472,096)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(7,717,861)	(9,860,415)
Total Increase (Decrease) in Net Assets	(7,718,435)	(9,860,240)
Net Assets ($):
Beginning of Period	86,053,903	95,914,143
End of Period	78,335,468	86,053,903

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended June 30,
	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.010	.027
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.010)	(.027)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.02	1.04	2.72
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46	.45	.47	.49	.46
Ratio of net expenses
to average net assets	.27	.40	.41	.49	.45
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.02	1.08	2.57
Net Assets, end of period ($ x 1,000)	78,335	86,054	95,914	194,785	259,683

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC California Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund. The fund’s investment objective seeks to provide a high level of current income exempt from federal and California state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Trust’s Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost

18

approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	86,708,593
Level 3—Significant Unobservable Inputs	—
Total	86,708,593
† See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances are maintained with the Custodian,The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended June 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At June 30, 2012, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended June 30, 2012 and June 30, 2011 were as follows: tax exempt income $515 and $5,091, and ordinary income $473 and $0, respectively.

During the period ended June 30, 2012, as a result of permanent book to tax differences primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $872, decreased accumulated net realized gain (loss) on investments by $473 and decreased paid-in capital by $399. Net assets and net asset value per share were not affected by this reclassification.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

20

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended June 30, 2012 fees reimbursed by the Manager amounted to $5,449.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $177,056 during the period ended June 30, 2012.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $30,754, which are offset against an expense reimbursement currently in effect in the amount of $11,790.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Trust’s Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended June 30, 2012, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $108,899,000 and $130,549,000, respectively.

22

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of

Dreyfus BASIC California Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC California Municipal Money Market Fund (the “Fund”), a series of The Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments, as of June 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC California Municipal Money Market Fund as of June 30, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
August 24, 2012

The Fund	23

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal year ended June 30, 2012 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are California residents, California personal income taxes), except $473 that is being reported as an ordinary income distribution for reporting purposes.Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2012 calendar year on Form 1099-DIV, which will be mailed in early 2013.

24

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above or within one basis point of the Performance Group and Performance Universe medians for the various periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into consideration the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was at the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

26

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

28

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	29

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1999)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 157
———————
Francine J. Bovich (60)
Board Member (2012)
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
No. of Portfolios for which Board Member Serves: 31
———————
James M. Fitzgibbons (77)
Board Member (1983)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• Bill Barrett Corporation, an oil and natural gas exploration company, Director (2004-present)
No. of Portfolios for which Board Member Serves: 31
———————
Kenneth A. Himmel (66)
Board Member (1998)
Principal Occupation During Past 5Years:
• President and CEO, Related Urban Development, a real estate development company (1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO,American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 31

30

Stephen J. Lockwood (65)
Board Member (1993)
Principal Occupation During Past 5Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, a real estate investment company (2000-present)
No. of Portfolios for which Board Member Serves: 31
———————
Roslyn M. Watson (62)
Board Member (1992)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 41
———————
Benaree Pratt Wiley (66)
Board Member (1998)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 64
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

J.Tomlinson Fort, Emeritus Board Member

The Fund	31

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009; from April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 72 investment companies (comprised of 156 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1990.

32

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (73 investment companies, comprised of 183 portfolios). He is 55 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 69 investment companies (comprised of 179 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Distributor since October 2011.

The Fund	33

For More Information

Dreyfus BASIC	Transfer Agent &
California Municipal	Dividend Disbursing Agent
Money Market Fund	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Manager	Distributor
The Dreyfus Corporation	MBSC Securities Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Ticker Symbol: DCLXX

Telephone 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus BASIC
Massachusetts Municipal
Money Market Fund

ANNUAL REPORT June 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
22	Report of Independent Registered Public Accounting Firm
23	Important Tax Information
24	Information About the Renewal of the Fund’s Investment Management Agreement
29	Board Members Information
31	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
Massachusetts Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC Massachusetts Municipal Money Market Fund, covering the 12-month period from July 1, 2011, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After posting sharp declines at the start of the reporting period, many investments gained value over the fall of 2011 and in early 2012, when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, stocks and higher yielding bonds gave back some of their previous gains, while yields of U.S. Treasury securities declined to levels not seen since the 1940s. In contrast, yields of money market instruments remained near historical lows as the Federal Reserve Board left its target for short-term interest rates unchanged and prevailing yields remained low.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, potentially setting the stage for a stronger economic rebound in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2011, through June 30, 2012, as provided by Bill Vasiliou, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended June 30, 2012, Dreyfus BASIC Massachusetts Municipal Money Market Fund produced a yield of 0.00%. Taking into account the effects of compounding, the fund produced an effective yield of 0.00%.1

The U.S. economic recovery proved erratic during the reporting period, but yields of tax-exempt money market instruments remained stable near zero percent as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged at historically low levels.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this objective, the fund normally invests substantially all of its assets in short-term high-quality municipal obligations that provide income exempt from federal and Massachusetts state personal income taxes. We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in Massachusetts’ short-term municipal marketplace.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities, if they become available.This is due to the fact that yields tend to rise if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s average weighted maturity to maintain current yields for as long as we deem practical.At other times, we try to maintain a neutral average weighted maturity.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic Sentiment Shifted, but Yields Remained Low

The reporting period began amid heightened volatility in most financial markets, as investors responded nervously to a sovereign debt crisis in Europe, disappointing U.S. economic data and a contentious political debate regarding government spending and borrowing that culminated in the unprecedented downgrade of long-term U.S. debt securities by a major bond rating agency.

The macroeconomic picture brightened in the fall when the European Union appeared to take credible steps to address the region’s problems and the U.S. unemployment rate dropped sharply. However, disappointing U.S. economic news and renewed concerns in Europe in the spring of 2012 reduced expectations for a more robust recovery. Despite these changes in the economic outlook, the Fed maintained the policy stance it first established in December 2008, leaving the overnight federal funds rate in a range between 0% and 0.25%, and municipal money market yields remained near zero percent over the first half of 2012.

Demand for municipal money market instruments proved robust during the reporting period. Narrow yield differences along the market’s maturity range and attractive after-tax yields compared to taxable money market instruments attracted individual investors as well as institutions that typically participate in taxable and longer term bond markets. Consequently, yields of variable-rate demand notes (VRDNs) remained in a relatively narrow trading range. Meanwhile, the supply of newly issued tax-exempt money market instruments remained relatively steady as highly rated banks filled a gap left by struggling European financial institutions in issuing the letters of credit that typically backVRDNs.

From a credit-quality perspective, Massachusetts is in better shape than many other states, buoyed by a diverse economic base, above-average wealth levels and a history of strong financial management. However, challenges remain, including relatively heavy debt levels.

4

A Credit-Conscious Investment Posture

We continued to maintain a careful and well-researched approach to credit selection.We emphasized state general obligation bonds; essential service revenue bonds issued by water, sewer and electric enterprises; and certain local credits from issuers with strong financial positions and stable tax bases.We generally continued to shy away from instruments issued by localities that depend heavily on state aid, and we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Outlook Clouded by Economic Challenges

We are cautiously optimistic regarding the prospects for economic growth over the remainder of 2012. Strains in the global financial markets have continued to pose significant challenges, but the Fed expects a moderate pace of economic growth and a gradually declining unemployment rate. In addition, the Fed has signaled repeatedly that it is prepared to maintain short-term interest rates near current levels through late 2014. With money market yields likely to remain near historical lows for some time to come, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

July 16, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings, involve credit and liquidity risks and risk of principal loss.

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by
The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Massachusetts Municipal Money Market Fund from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

Expenses paid per $1,000†	$.90
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

Expenses paid per $1,000†	$.91
Ending value (after expenses)	$1,023.97

† Expenses are equal to the fund’s annualized expense ratio of .18%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2012

Short-Term	Coupon	Maturity	Principal
Investments—99.0%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—96.9%
Beverly,
GO Notes, BAN	1.00	7/11/12	1,500,000		1,500,319
Boston Water and Sewer Commission,
General Revenue (LOC; State
Street Bank and Trust Co.)	0.17	7/7/12	1,000,000	[a]	1,000,000
Greenfield,
GO Notes (Municipal
Purpose Loan)	2.00	2/1/13	321,800		324,318
Greenfield,
GO Notes, BAN	1.00	12/3/12	1,220,000		1,223,087
Lawrence,
GO Notes, BAN (State Qualified
Deficit Financing)	1.50	6/1/13	1,500,000		1,513,980
Manchester Essex Regional School
District, GO Notes, BAN	0.85	8/17/12	1,600,000	[b]	1,601,236
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; U.S. Bank NA)	0.16	7/1/12	3,100,000	[a]	3,100,000
Massachusetts,
GO Notes, Refunding	5.00	7/1/12	385,000		385,047
Massachusetts Bay Transportation
Authority, General Transportation
System Revenue (Liquidity
Facility; Barclays Bank PLC)	0.15	7/7/12	1,400,000	[a]	1,400,000
Massachusetts Development Finance
Agency, Education Revenue (The
Tabor Academy Issue) (LOC; FHLB)	0.18	7/7/12	1,400,000	[a,b]	1,400,000
Massachusetts Development Finance
Agency, Revenue (Babson
College Issue) (LOC; FHLB)	0.16	7/7/12	9,830,000	[a,b]	9,830,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; FHLB)	0.10	7/7/12	4,345,000	[a,b]	4,345,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; FHLB)	0.14	7/7/12	4,000,000	[a,b]	4,000,000

The Fund	7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Development
Finance Agency, Revenue
(Eaglebrook School Issue)
(LOC; Bank of America)	0.34	7/7/12	1,000,000	[a,b]	1,000,000
Massachusetts Development Finance
Agency, Revenue (Exploration
School, Inc. Issue) (LOC; TD Bank)	0.17	7/7/12	2,500,000	[a,b]	2,500,000
Massachusetts Development Finance
Agency, Revenue (Fay School
Issue) (LOC; TD Bank)	0.16	7/7/12	3,800,000	[a,b]	3,800,000
Massachusetts Development Finance
Agency, Revenue (New Bedford
Whaling Museum Issue) (LOC;
Bank of America)	0.53	7/7/12	600,000	[a]	600,000
Massachusetts Development Finance
Agency, Revenue (The Marine
Biological Laboratory Issue)
(LOC; JPMorgan Chase Bank)	0.19	7/7/12	2,630,000	[a]	2,630,000
Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;
JPMorgan Chase Bank)	0.19	7/7/12	3,000,000	[a,b]	3,000,000
Massachusetts Health and
Educational Facilities Authority,
Revenue (Amherst College Issue)	0.15	7/1/12	2,000,000	[a,b]	2,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue) (Citigroup
ROCS, Series RR II R-10390)
(Liquidity Facility; Citibank NA)	0.20	7/1/12	3,000,000	[a,b,c,d]	3,000,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hebrew
Rehabilitation Center Issue)
(LOC; Bank of America)	0.37	7/7/12	2,500,000	[a]	2,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.33	7/7/12	3,000,000	[a]	3,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/12	200,000		200,025
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; Wells Fargo Bank)	0.13	7/1/12	1,000,000	[a,b]	1,000,000
Massachusetts Industrial Finance
Agency, Revenue (Groton School
Issue) (Liquidity Facility;
U.S. Bank NA)	0.17	7/7/12	2,500,000	[a,b]	2,500,000
Massachusetts Water Pollution
Abatement Trust (Pool Program)	4.00	8/1/12	225,000		225,669
Northborough,
GO Notes, BAN	1.25	4/26/13	603,700		607,390
Randolph,
GO Notes, BAN	1.50	8/30/12	1,140,000		1,141,484
Saugus,
GO Notes, BAN	1.50	11/15/12	1,383,000		1,388,130

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Southbridge,
GO Notes	1.50	5/15/13	2,200,000	2,220,095
Woburn,
GO Notes, BAN	1.00	10/26/12	2,000,000	2,005,225
Worcester,
GO Notes, BAN	1.00	11/8/12	1,905,000	1,909,241
U.S. Related—2.1%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11762) (Liquidity Facility;
Citibank NA)	0.21	7/7/12	1,500,000 [a,c,d]	1,500,000

Total Investments (cost $70,350,246)			99.0%	70,350,246
Cash and Receivables (Net)			1.0%	686,590
Net Assets			100.0%	71,036,836

a Variable rate demand note—rate shown is the interest rate in effect at June 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At June 30, 2012, the fund had $39,976,236 or 56.3% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2012, these securities amounted to $4,500,000 or 6.3% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

10

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	80.8
F-2		VMIG2,MIG3,P2		SP2,A2	7.8
AAA,AA,Ae		Aaa,Aa,Ae		AAA,AA,Ae	3.1
Not Rated[f]		Not Rated[f]		Not Rated[f]	8.3
					100.0

† Based on total investments.
e Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	70,350,246	70,350,246
Cash		624,063
Interest receivable		74,931
		71,049,240
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		12,402
Dividend payable		2
		12,404
Net Assets ($)		71,036,836
Composition of Net Assets ($):
Paid-in capital		71,036,836
Net Assets ($)		71,036,836
Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		71,047,921
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Year Ended June 30, 2012

Investment Income ($):
Interest Income	143,270
Expenses:
Management fee—Note 2(a)	345,342
Trustees’ fees—Note 2(a,b)	4,942
Total Expenses	350,284
Less—reduction in expenses due to undertaking—Note 2(a)	(202,097)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a)	(4,942)
Net Expenses	143,245
Investment Income—Net, representing net increase
in net assets resulting from operations	25

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended June 30,
	2012	2011
Operations ($):
Investment Income-Net, representing net increase
in net assets resulting from operations	25	27
Dividends to Shareholders from ($):
Investment income—net	(25)	(27)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	184,471,512	233,177,042
Dividends reinvested	1	1
Cost of shares redeemed	(191,383,654)	(248,014,228)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(6,912,141)	(14,837,185)
Total Increase (Decrease) in Net Assets	(6,912,141)	(14,837,185)
Net Assets ($):
Beginning of Period	77,948,977	92,786,162
End of Period	71,036,836	77,948,977

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended June 30,
	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.009	.026
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.009)	(.026)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.95	2.59
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46	.46	.47	.49	.46
Ratio of net expenses
to average net assets	.19	.27	.32	.47	.45
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.00[b]	.96	2.51
Net Assets, end of period ($ x 1,000)	71,037	77,949	92,786	132,807	179,231

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Massachusetts Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund. The fund’s investment objective seeks to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

the portfolio securities will be determined by procedures established by and under the general supervision of the Trust’s Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

18

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	70,350,246
Level 3—Significant Unobservable Inputs	—
Total	70,350,246
† See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the commonwealth and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances are maintained with the Custodian,The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended June 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At June 30, 2012, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended June 30, 2012 and June 30, 2011 were as follows: tax exempt income $25 and $27, respectively.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee And Other Transactions With Affiliates:

(a) Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average

20

daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended June 30, 2012, fees reimbursed by the Manager amounted to $4,942.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $202,097 during the period ended June 30, 2012.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $25,730, which are offset against an expense reimbursement currently in effect in the amount of $13,328.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Trust’s Board of Trustees.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), commonTrustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended June 30, 2012, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $29,170,000 and $36,965,000, respectively.

The Fund	21

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of

Dreyfus BASIC Massachusetts Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC Massachusetts Municipal Money Market Fund (the “Fund”), a series of The Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments, as of June 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC Massachusetts Municipal Money Market Fund as of June 30, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
August 24, 2012

22

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal year ended June 30, 2012 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are Massachusetts residents, Massachusetts personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2012 calendar year on Form 1099-DIV, which will be mailed in early 2013.

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

24

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance generally was above or within a few basis points of the Performance Group and Performance Universe medians for the various periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into consideration the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expense

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

ratio was below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the

26

benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

28

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1999)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 157
———————
Francine J. Bovich (60)
Board Member (2012)
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
No. of Portfolios for which Board Member Serves: 31
———————
James M. Fitzgibbons (77)
Board Member (1983)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• Bill Barrett Corporation, an oil and natural gas exploration company, Director (2004-present)
No. of Portfolios for which Board Member Serves: 31
———————
Kenneth A. Himmel (66)
Board Member (1998)
Principal Occupation During Past 5Years:
• President and CEO, Related Urban Development, a real estate development company (1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO,American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 31

The Fund	29

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Stephen J. Lockwood (65)
Board Member (1993)
Principal Occupation During Past 5Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, a real estate investment company (2000-present)
No. of Portfolios for which Board Member Serves: 31
———————
Roslyn M. Watson (62)
Board Member (1992)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 41
———————
Benaree Pratt Wiley (66)
Board Member (1998)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 64
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

J.Tomlinson Fort, Emeritus Board Member

30

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009; from April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 72 investment companies (comprised of 156 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1990.

The Fund	31

OFFICERS OF THE FUND (Unaudited) (continued)

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (73 investment companies, comprised of 183 portfolios).

He is 55 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 69 investment companies (comprised of 179 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Distributor since October 2011.

32

For More Information

Telephone 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus BASIC
New York Municipal
Money Market Fund

ANNUAL REPORT June 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
18	Financial Highlights
19	Notes to Financial Statements
25	Report of Independent Registered Public Accounting Firm
26	Important Tax Information
27	Information About the Renewal of the Fund’s Investment Management Agreement
32	Board Members Information
34	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
New York Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC New York Municipal Money Market Fund, covering the 12-month period from July 1, 2011, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After posting sharp declines at the start of the reporting period, many investments gained value over the fall of 2011 and in early 2012, when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, stocks and higher yielding bonds gave back some of their previous gains, while yields of U.S. Treasury securities declined to levels not seen since the 1940s. In contrast, yields of money market instruments remained near historical lows as the Federal Reserve Board left its target for short-term interest rates unchanged and prevailing yields remained low.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, potentially setting the stage for a stronger economic rebound in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2011, through June 30, 2012, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended June 30, 2012, Dreyfus BASIC New York Municipal Money Market Fund produced a yield of 0.00%. Taking into account the effects of compounding, the fund produced an effective yield of 0.00%.1

The U.S. economic recovery proved erratic during the reporting period, but yields of tax-exempt money market instruments remained stable near zero percent as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged at historically low levels.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue this objective, the fund normally invests substantially all of its assets in short-term high-quality municipal obligations that provide income exempt from federal, NewYork state and NewYork city personal income taxes. We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in NewYork’s short-term municipal marketplace.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities, if such securities become available.This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

therefore lower yields, we may increase the fund’s weighted average maturity to maintain current yields for as long as we deem practical.At other times, we try to maintain a neutral weighted average maturity.

Economic Sentiment Shifted, but Yields Remained Low

The reporting period began amid heightened volatility in most financial markets, as investors responded nervously to a sovereign debt crisis in Europe, disappointing U.S. economic data and a contentious political debate regarding government spending and borrowing that culminated in the unprecedented downgrade of long-term U.S. debt securities by a major bond rating agency.

The macroeconomic picture brightened in the fall when the European Union appeared to take credible steps to address the region’s problems and the U.S. unemployment rate dropped sharply. However, disappointing U.S. economic news and renewed concerns in Europe in the spring of 2012 reduced expectations for a more robust recovery. Despite these changes in the economic outlook, the Fed maintained the policy stance it first established in December 2008, leaving the overnight federal funds rate in a range between 0% and 0.25%, and municipal money market yields remained near zero percent over the first half of 2012.

Demand for municipal money market instruments proved robust during the reporting period. Narrow yield differences along the market’s maturity range and attractive after-tax yields compared to taxable money market instruments attracted individual investors as well as institutions that typically participate in taxable and longer term bond markets. Consequently, yields of variable-rate demand notes (VRDNs) remained in a relatively narrow trading range. Meanwhile, the supply of newly issued tax-exempt money market instruments remained relatively steady as highly rated banks filled a gap left by struggling European financial institutions in issuing the letters of credit that typically backVRDNs.

From a credit-quality perspective, NewYork’s fiscal condition has continued to improve.The state has enacted a number of reforms to its tax code, and tax receipts have increased amid greater spending discipline.

A Credit-Conscious Investment Posture

We continued to maintain a careful and well-researched approach to credit selection.We emphasized state general obligation bonds; essential service revenue bonds issued by water, sewer and electric enterprises; and certain local credits from issuers with strong financial positions and stable tax bases.We generally continued to shy away from instruments issued by localities that depend heavily on state aid, and we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Outlook Clouded by Economic Uncertainty

We are cautiously optimistic regarding the prospects for economic growth over the remainder of 2012. Strains in the global financial markets have continued to pose significant challenges, but the Fed expects a moderate pace of economic growth and a gradually declining unemployment rate. In addition, the Fed has signaled repeatedly that it is prepared to maintain short-term interest rates near current levels through late 2014. With money market yields likely to remain near historical lows for some time to come, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

July 16, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings, involve credit and liquidity risks and risk of principal loss. Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC New York Municipal Money Market Fund from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

Expenses paid per $1,000†	$1.44
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

Expenses paid per $1,000†	$1.46
Ending value (after expenses)	$1,023.42

† Expenses are equal to the fund’s annualized expense ratio of .29%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2012

Short-Term	Coupon	Maturity	Principal
Investments—99.7%	Rate (%)	Date	Amount ($)		Value ($)
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC; RBS
Citizens NA)	0.26	7/7/12	1,270,000	[a]	1,270,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC;
Bank of America)	0.34	7/7/12	6,635,000	[a]	6,635,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Trust)	0.23	7/7/12	1,900,000	[a]	1,900,000
Ausable Valley Central School
District, GO Notes, BAN	1.50	4/5/13	1,600,000		1,609,323
Broome County Industrial
Development Agency, IDR
(Parlor City Paper Box
Company, Inc. Facility)
(LOC; U.S. Bank NA)	0.32	7/7/12	1,970,000	[a]	1,970,000
Campbell-Savona Central School
District, GO Notes, BAN	1.50	6/21/13	1,000,000		1,008,014
Cayuga County,
GO Notes, BAN	1.25	2/8/13	1,000,000		1,003,917
Cortland Enlarged City School
District, GO Notes, BAN	1.50	7/27/12	2,800,000		2,801,785
East Rochester Housing Authority,
Housing Revenue (Park Ridge
Nursing Home, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.19	7/7/12	4,175,000	[a]	4,175,000
Erie County Industrial Development
Agency, IDR (Luminescent
System, Inc. Project) (LOC;
HSBC Bank USA)	0.40	7/7/12	2,245,000	[a]	2,245,000
Hamburg Central School District,
GO Notes, BAN	1.50	6/14/13	2,900,000		2,923,612
Hornell City School District,
GO Notes, BAN	1.25	6/28/13	1,700,000		1,709,206
Middletown,
GO Notes, BAN	0.75	7/31/12	1,000,000		1,000,306

The Fund	7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.23	7/7/12	2,300,000	[a]	2,300,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.23	7/7/12	4,800,000	[a]	4,800,000
Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Trust)	0.28	7/7/12	4,700,000	[a]	4,700,000
New York City,
GO Notes (LOC; California
Public Employees
Retirement System)	0.17	7/1/12	6,900,000	[a]	6,900,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.16	7/1/12	3,100,000	[a]	3,100,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.17	7/1/12	1,000,000	[a]	1,000,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.17	7/1/12	2,000,000	[a]	2,000,000
New York City,
GO Notes (LOC;
Westdeutsche Landesbank)	0.20	7/7/12	2,865,000	[a]	2,865,000
New York City,
GO Notes (LOC;
Westdeutsche Landesbank)	0.23	7/7/12	4,500,000	[a]	4,500,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (Arverne by
the Sea Project) (LOC; TD Bank)	0.18	7/7/12	3,100,000	[a]	3,100,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program—
Cobble Hill Health Center, Inc.)
(LOC; Bank of America)	0.33	7/7/12	5,600,000	[a]	5,600,000
New York City Housing Development
Corporation, MFHR	0.27	2/1/13	2,300,000		2,300,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project)
(LOC; TD Bank)	0.26	7/7/12	2,900,000	[a]	2,900,000
New York City Industrial
Development Agency,
Civic Facility Revenue
(Hewitt School Project)
(LOC; TD Bank)	0.26	7/7/12	3,700,000	[a]	3,700,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal Corporation
Project) (LOC; TD Bank)	0.34	7/7/12	2,745,000	[a]	2,745,000
New York City Industrial
Development Agency, IDR
(Super-Tek Products, Inc.
Project) (LOC; Citibank NA)	0.51	7/7/12	4,055,000	[a]	4,055,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Mizuho
Corporate Bank Ltd.)	0.13	7/1/12	2,600,000	[a]	2,600,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility: California State
Teachers Retirement
System and State Street
Bank and Trust Co.)	0.16	7/1/12	10,400,000	[a]	10,400,000

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	0.17	7/1/12	1,150,000	[a]	1,150,000
New York City Trust for Cultural
Resources, Revenue (Alvin
Ailey Dance Foundation)
(LOC; Citibank NA)	0.25	7/7/12	3,160,000	[a]	3,160,000
New York City Trust for Cultural
Resources, Revenue, Refunding
(American Museum of Natural
History) (Liquidity Facility;
JPMorgan Chase Bank)	0.17	7/1/12	3,545,000	[a]	3,545,000
New York State Housing Finance
Agency, Housing Revenue
(250 West 93rd Street) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.36	7/7/12	5,000,000	[a]	5,000,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens)
(LOC; Citibank NA)	0.38	7/7/12	2,000,000	[a]	2,000,000
New York State Thruway Authority,
General Revenue, BAN	2.00	7/12/12	200,000		200,084
Niagara Wheatfield Central School
District, GO Notes, BAN
(Various Improvements)	1.50	3/27/13	1,000,000		1,006,220
Odessa-Montour Central School
District, GO Notes, BAN	1.50	6/14/13	1,100,000		1,108,852
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Mohawk
Valley Network Inc. Obligated
Group; Faxton-Saint
Luke’s Healthcare)
(LOC; Bank of America)	0.45	7/7/12	2,920,000	[a]	2,920,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Noonan
Community Service
Corporation Project)
(LOC; FHLB)	0.33	7/7/12	1,855,000	[a]	1,855,000
Otsego County Industrial
Development Agency,
Civic Facility Revenue
(Saint James Retirement
Community Project)
(LOC; M&T Trust)	0.23	7/7/12	1,690,000	[a]	1,690,000
Port Authority of New York
and New Jersey,
Equipment Notes	0.24	7/7/12	4,000,000	[a]	4,000,000
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc.
Project) (LOC; HSBC Bank USA)	0.40	7/7/12	2,800,000	[a]	2,800,000
Rockland County Industrial
Development Authority,
Revenue (Northern Manor
Multicare Center, Inc. Project)
(LOC; M&T Trust)	0.28	7/7/12	2,380,000	[a]	2,380,000
Sullivan County,
GO Notes, BAN	1.25	3/8/13	1,400,000		1,406,195
Sullivan County,
GO Notes, BAN	1.50	3/8/13	1,000,000		1,005,787
Sullivan County,
GO Notes, TAN	1.25	3/15/13	1,000,000		1,005,253
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc. Project)
(LOC; RBS Citizens NA)	0.30	7/7/12	3,065,000	[a]	3,065,000

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; California State
Teachers Retirement System)	0.17	7/1/12	4,300,000	[a]	4,300,000
Triborough Bridge and Tunnel
Authority, Subordinate
Revenue, Refunding (MTA
Bridges and Tunnels) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
JPMorgan Chase Bank)	0.50	7/7/12	7,500,000	[a]	7,500,000
West Genesee Central School
District, GO Notes, RAN	1.00	12/28/12	1,500,000		1,502,939

Total Investments (cost $152,416,493)			99.7%		152,416,493

Cash and Receivables (Net)			.3%		524,906

Net Assets			100.0%		152,941,399

a Variable rate demand note—rate shown is the interest rate in effect at June 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	13

STATEMENT OF INVESTMENTS (continued)

	Summary of Combined Ratings (Unaudited)

	Fitch		or	Moody’s	or	Standard & Poor’s	Value (%)†
	F1	+,F1		VMIG1,MIG1,P1		SP1,A1	65.5
F	-2			VMIG2,MIG3,P2		SP2,A2	13.9
	AAA,AA,Ab			Aaa,Aa,Ab		AAA,AA,Ab	3.9
	Not Rated[c]			Not Rated[c]		Not Rated[c]	16.7
							100.0

† Based on total investments.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	152,416,493	152,416,493
Receivable for investment securities sold		1,900,045
Cash		489,622
Interest receivable		95,417
		154,901,577
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		40,177
Payable for investment securities purchased		1,920,000
Dividend payable		1
		1,960,178
Net Assets ($)		152,941,399
Composition of Net Assets ($):
Paid-in capital		152,936,794
Accumulated net realized gain (loss) on investments		4,605
Net Assets ($)		152,941,399
Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		152,936,804
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund	15

STATEMENT OF OPERATIONS
Year Ended June 30, 2012

Investment Income ($):
Interest Income	440,148
Expenses:
Management fee—Note 2(a)	732,355
Trustees’ fees—Note 2(a,b)	10,619
Total Expenses	742,974
Less—reduction in expenses due to undertaking—Note 2(a)	(292,231)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a)	(10,619)
Net Expenses	440,124
Investment Income—Net	24
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	4,605
Net Increase in Net Assets Resulting from Operations	4,629

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended June 30,
	2012	2011
Operations ($):
Investment income—net	24	5,424
Net realized gain (loss) on investments	4,605	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,629	5,424
Dividends to Shareholders from ($):
Investment income—net	(24)	(5,424)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	201,818,149	210,379,233
Dividends reinvested	16	4,373
Cost of shares redeemed	(218,373,946)	(262,513,036)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(16,555,781)	(52,129,430)
Total Increase (Decrease) in Net Assets	(16,551,176)	(52,129,430)
Net Assets ($):
Beginning of Period	169,492,575	221,622,005
End of Period	152,941,399	169,492,575

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended June 30,
	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.001	.013	.026
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.001)	(.013)	(.026)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.07	1.35	2.67
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46	.46	.47	.49	.46
Ratio of net expenses
to average net assets	.27	.42	.43	.48	.45
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.07	1.37	2.61
Net Assets, end of period ($ x 1,000)	152,941	169,493	221,622	303,439	364,121

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC New York Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund’s investment objective seeks to provide a high level of current income exempt from federal, NewYork state and NewYork city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Trust’s Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	152,416,493
Level 3—Significant Unobservable Inputs	—
Total	152,416,493
† See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances are maintained with the Custodian,The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended June 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At June 30, 2012, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended June 30, 2012 and June 30, 2011 were as follows: tax exempt income $24 and $5,424, respectively.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended June 30, 2012 fees reimbursed by the Manager amounted to $10,619.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $292,231 during the period ended June 30, 2012.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $55,468, which are offset against an expense reimbursement currently in effect in the amount of $15,291.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Trust’s Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended June 30, 2012, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $88,660,000 and $116,840,000, respectively.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of

Dreyfus BASIC New York Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC New York Municipal Money Market Fund (the “Fund”), a series of The Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments, as of June 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC New York Municipal Money Market Fund as of June 30, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
August 24, 2012

The Fund	25

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal year ended June 30, 2012 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are New York residents, New York state and NewYork city personal income taxes).Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2012 calendar year on Form 1099-DIV, which will be mailed in early 2013.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above or within one or two basis points of the Performance Group and Performance Universe medians for the various periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into consideration the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was at the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ profitability.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	31

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1999)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 157
———————
Francine J. Bovich (60)
Board Member (2012)
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
No. of Portfolios for which Board Member Serves: 31
———————
James M. Fitzgibbons (77)
Board Member (1983)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• Bill Barrett Corporation, an oil and natural gas exploration company, Director (2004-present)
No. of Portfolios for which Board Member Serves: 31
———————
Kenneth A. Himmel (66)
Board Member (1998)
Principal Occupation During Past 5Years:
• President and CEO, Related Urban Development, a real estate development company (1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO,American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 31

Stephen J. Lockwood (65)
Board Member (1993)
Principal Occupation During Past 5Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, a real estate investment company (2000-present)
No. of Portfolios for which Board Member Serves: 31
———————
Roslyn M. Watson (62)
Board Member (1992)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 41
———————
Benaree Pratt Wiley (66)
Board Member (1998)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 64
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

J.Tomlinson Fort, Emeritus Board Member

The Fund	33

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009; from April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 72 investment companies (comprised of 156 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (73 investment companies, comprised of 183 portfolios). He is 55 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 69 investment companies (comprised of 179 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Distributor since October 2011.

The Fund	35

NOTES

For More Information

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Telephone 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $79,890 in 2011 and $81,090 in 2012.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,780 in 2011 and $6,930 in 2012. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(c)  Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $6,780 in 2011 and $6,930 in 2012. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(d)  All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2011 and $0 in 2012.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $11,603,000 in 2011 and $11,724,170 in 2012.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	08/20/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	08/20/2012

By: /s/ James Windels
James Windels Treasurer
Date:	08/20/2012

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)